CONSOLIDATED STATEMENTS OF STOCKHOLDERS' EQUITY (USD $) In Thousands	Total	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Accumulated Other Comprehensive Income (Loss) [Member]	Treasury Stock (at cost) [Member]	Total Nucor Stockholders' Equity [Member]	Noncontrolling Interests [Member]
BALANCES, beginning of period at Dec. 31, 2009	$ 7,584,289	$ 149,877	$ 1,675,777	$ 7,120,218	$ (41,056)	$ (1,514,290)	$ 7,390,526	$ 193,763
BALANCES, shares at beginning of period at Dec. 31, 2009		374,692				59,836
Net earnings	206,323			134,092			134,092	72,231
Other comprehensive income (loss)	13,290				13,280		13,280	10
Stock options exercised	4,662	128	4,534				4,662
Stock options exercised (in shares)	319	319
Stock option expense	729		729				729
Issuance of stock under award plans, net of forfeitures	32,777	176	28,152			4,449	32,777
Issuance of stock under award plans, net of forfeitures, shares		440				(176)
Amortization of unearned compensation	2,326		2,326				2,326
Cash dividends	(458,322)			(458,322)			(458,322)
Distributions to noncontrolling interests	(55,380)							(55,380)
BALANCES, end of period at Dec. 31, 2010	7,330,694	150,181	1,711,518	6,795,988	(27,776)	(1,509,841)	7,120,070	210,624
BALANCES, shares at end of period at Dec. 31, 2010		375,451				59,660
Net earnings	860,984			778,188			778,188	82,796
Other comprehensive income (loss)	(10,406)				(10,401)		(10,401)	(5)
Stock options exercised	8,097	155	7,942				8,097
Stock options exercised (in shares)	387	387
Stock option expense	9,850		9,850				9,850
Issuance of stock under award plans, net of forfeitures	30,091	160	25,624			4,307	30,091
Issuance of stock under award plans, net of forfeitures, shares		401				(170)
Amortization of unearned compensation	1,600		1,600				1,600
Cash dividends	(462,610)			(462,610)			(462,610)
Distributions to noncontrolling interests	(61,720)							(61,720)
BALANCES, end of period at Dec. 31, 2011	7,706,580	150,496	1,756,534	7,111,566	(38,177)	(1,505,534)	7,474,885	231,695
BALANCES, shares at end of period at Dec. 31, 2011		376,239				59,490
Net earnings	593,126			504,619			504,619	88,507
Other comprehensive income (loss)	95,231				95,226		95,226	5
Stock options exercised	10,515	142	10,373				10,515
Stock options exercised (in shares)	354	354
Stock option expense	9,850		9,850				9,850
Issuance of stock under award plans, net of forfeitures	36,119	167	32,395			3,557	36,119
Issuance of stock under award plans, net of forfeitures, shares		420				(140)
Amortization of unearned compensation	800		800				800
Cash dividends	(467,662)			(467,662)			(467,662)
Distributions to noncontrolling interests	(74,848)							(74,848)
Other	(24,337)		1,507	(24,000)	(288)		(22,781)	(1,556)
BALANCES, end of period at Dec. 31, 2012	$ 7,885,374	$ 150,805	$ 1,811,459	$ 7,124,523	$ 56,761	$ (1,501,977)	$ 7,641,571	$ 243,803
BALANCES, shares at end of period at Dec. 31, 2012		377,013				59,350